Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

1933 Act Rule 497(j)
1933 Act File No. 002-60770
1940 Act File No. 811-02806

Direct Dial: (215) 564-8099

August 1, 2014

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:                 Delaware Group Cash Reserve (the “Registrant”)
SEC File Nos. 002-60770 and 811-02806
Rule 497(j) filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of the Prospectus for Delaware Cash Reserve Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 64 to the Registration Statement of the Registrant that has been filed electronically.  Post-Effective Amendment No. 64 became effective with the Securities and Exchange Commission on July 29, 2014.

If you have any questions with the respect to the filing, please do not hesitate to telephone me at (215) 564-8099.

Very truly yours,

/s/Jonathan M. Kopcsik
Jonathan M. Kopcsik